SUPPLEMENT TO THE

SPARTAN® NEW YORK MUNICIPAL INCOME FUND

A Fund of Fidelity New York Municipal Trust

March 29, 2004

STATEMENT OF ADDITIONAL INFORMATION

The following information has been removed from the "Trustees and Officers" section on page 36.

Jennifer S. Taub (37)

Year of Election or Appointment: 2003

Assistant Vice President of Spartan New York Municipal Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

The following information supplements similar information found in the "Trustees and Officers" section on page 36.

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Spartan New York Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Spartan New York Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

NFYB-04-01 (PAGE 1 OF 2) May 28, 2004
1.791603.101

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Fund" section on page 50.

The fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

SUPPLEMENT TO THE

FIDELITY ADVISOR NEW YORK MUNICIPAL INCOME FUND
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Spartan® New York Municipal Income Fund

A Fund of Fidelity New York Municipal Trust

March 29, 2004

STATEMENT OF ADDITIONAL INFORMATION

The following information has been removed from the "Trustees and Officers" section on page 39.

Jennifer S. Taub (37)

Year of Election or Appointment: 2003

Assistant Vice President of the fund. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

The following information supplements similar information found in the "Trustees and Officers" section on page 39.

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

ASNM/ASNMIB-04-01 May 28, 2004
1.777519.102

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Fund" section on page 55.

The fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.